Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 11 – Intangible assets, net

Intangible assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Software	$19,681	$-
Distribution rights	337,827	-
Total intangible assets	357,508	-
Less: accumulated amortization	20,213	-
Total intangible assets, net	$337,295	$-

Amortization expense for the years ended December 31, 2024, 2023 and 2022 amounted to $20,172, $0, and $115,907, respectively. Impairment of intangibles assets for the years ended December 31, 2024, 2023 and 2022 amounted to $14,755,560, $0, and $167,787, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending December 31, 2025	$153,944
Twelve months ending December 31, 2026	159,484
Twelve months ending December 31, 2027	17,962
Twelve months ending December 31, 2028	3,936
Twelve months ending December 31, 2029	1,969
Total	$337,295